Related party transactions (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 26, 2018
Disclosure of transactions between related parties [line items]
Royalty expense				$ 2,100	$ 3,400
Other expense		$ 47	$ 58	141	153
Right-of-use assets		4,682	4,647	4,682	4,647	$ 4,308	$ 7,071
Lease liabilities		5,223	4,670	5,223	4,670	4,673	$ 7,577
Payments				1,046	1,766
Interest expenses				197	311
4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate								4.60%
4.6% Senior notes with related party		35,658		35,658		34,014
Accrued interest on 4.6% Senior Notes with related party	$ 9,600
Interest expense		419	425	1,218	1,268
Controlling shareholder
Disclosure of transactions between related parties [line items]
Royalty expense		346	564	1,200	1,805
Other expense		1,455	1,339	4,872	3,658
Accounts payable and accrued expenses		1,495		1,495		1,958
Other receivables		6		6		3
Right-of-use assets		1,877		1,877		2,238
Lease liabilities		1,998		1,998		2,335
Payments		177	268	520	904
Interest expenses		$ 24	$ 63	$ 74	$ 219
Controlling shareholder | 4.6% Senior Notes
Disclosure of transactions between related parties [line items]
Borrowings, interest rate		4.60%		4.60%
4.6% Senior notes with related party		$ 35,658		$ 35,658		34,014
Accrued interest on 4.6% Senior Notes with related party				$ 2,208		$ 936